Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2017	2018
	(restated)
Raw materials	$733.2	$948.8
Work in progress	57.6	101.5
Finished goods	33.2	39.6
	$824.0	$1,089.9